Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (31,989,922)	$ (17,546,771)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation & amortization expense	1,376,495	1,290,128
(Gain) Loss on disposal of fixed assets	11,015	13,512
Amortization of intangible assets	245,238
Amortization of debt issuance costs	532,547	205,018
Net change in right-of-use assets and liabilities	34,226
Interest income on members loan receivable	(27,123)	(23,745)
Bad debt expense	1,078,302	744,863
Gain on debt extinguishment	(545,200)
Forgiveness on paycheck protection program loan	(1,669,552)
Amortization of stock based compensation	549,510
Change in fair value of Private Warrants	(252,800)
Forgiveness of Notes Receivable	1,700,869
Changes in operating assets and liabilities:
Accounts receivable	(3,299,522)	4,095
Inventory	(3,842,948)	(1,252,481)
Prepaid media spend	(786,886)	(747,662)
Prepaid expenses and other current assets	(1,703,444)	364,883
Vendor Deposits	30,607	(34,800)
Accounts payable	(741,868)	(152,514)
Accrued liabilities	1,059,591	1,349,215
Net cash used in operating activities	(38,240,865)	(15,786,259)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition		(1,511,900)
Cash paid for purchase of equipment	(1,435,022)	(1,046,723)
Cash received for sale of equipment	66,750	56,192
Net cash used in investing activities	(1,368,272)	(2,502,431)
CASH FLOWS FROM FINANCING ACTIVITIES
Member contributions		8,738,754
Repurchase of member shares	(99,950)
Investment from Andina	36,135,517
Borrowings on long-term debt	200,000	2,761,427
Repayments on long-term debt	(4,472,150)	(1,354,651)
Borrowings on related party debt	13,904,000	200,000
Repayments on related party debt	(7,611,366)	(415,000)
Borrowings on short-term debt	14,884,549	4,509,449
Repayments on short-term debt	(11,198,740)	(126,260)
Issuance of convertible debt		2,840,000
Debt issuance costs	(507,166)
Borrowings on paycheck protection program loan		1,669,552
Net cash provided by financing activities	41,234,694	18,823,271
Net change in cash and cash equivalents	1,625,557	534,581
Cash and cash equivalents at beginning of year	591,634	57,053
Cash and cash equivalents at end of year	2,217,191	591,634
SUPPLEMENTAL INFORMATION:
Cash paid for interest	2,800,004	2,439,426
NON-CASH INVESTING AND FINANCING ACTIVITY:
Non-cash retirement of Bridge Notes	10,856,964
Right-of-use assets obtained in exchange for operating lease liabilities	937,147
Member subscriptions for convertible note		1,650,000
Assets acquired in Kalahari transaction		5,867,344
Liabilities assumed in Kalahari transaction		(882,438)
Short term debt converted to related party debt		3,001,366
Accrued interest converted to Series 3 Preferred units		1,088,561
Long term debt converted to related party debt		550,000
Related party debt converted to Series 3 Preferred units		3,997,067
Short term debt converted to Series 3 Preferred units		$ 200,000